Investments in Associates and Joint Ventures (Tables)	12 Months Ended
Jun. 30, 2020
Interests in other entities [Abstract]
Disclosure of investment in associates
The carrying value of investments in associates and joint ventures consist of:

	Cann Group	Alcanna	CTT	Capcium	TGOD	Choom	ACI	Other immaterial investments	Total
	Note 5(a)	Note 5(c)		Note 5(d)	Note 5(e)	Note 5(f)	Note 5(i)
	$	$	$	$	$	$	$	$	$
Balance, June 30, 2018	81,183	109,577	—	11,256	132,292	—	—	134	334,442
Additions	—	—	3,413	3	—	—	5,360	—	8,776
Dividend income	—	(828)	—	—	—	—	—	—	(828)
Disposition / reclassification	—	—	—	—	(130,974)	—	(5,360)	(134)	(136,468)
Share of net loss (1)	(1,520)	(5,099)	(230)	(1,406)	(1,318)	—	—	—	(9,573)
Impairment	(18,158)	(68,696)	(2,078)	—	—	—	—	—	(88,932)
Impairment reversal	—	15,643	—	—	—	—	—	—	15,643
OCI FX gain (loss)	(4,488)	353	(80)	—	—	—	—	—	(4,215)
Balance, June 30, 2019	57,017	50,950	1,025	9,853	—	—	—	—	118,845
Additions	—	—	—	—	—	1,775	—	—	1,775
Disposition / reclassification	—	(15,645)	—	—	—	—	—	—	(15,645)
Share of net income (loss)(1)	(2,930)	(7,174)	(58)	(840)	—	(532)	—	—	(11,534)
Impairment	(37,213)	(27,748)	(633)	(9,013)	—	(428)	—	—	(75,035)
OCI FX gain (loss)	43	(383)	47	—	—	1	—	—	(292)
Balance, June 30, 2020	16,917	—	381	—	—	816	—	—	18,114

(1)	Represents an estimate of the Company’s share of net loss based on the latest available information of each investee.

The following is a summary of financial information for the Company’s associates and joint ventures for the periods presented based on the latest available information of each investee. The numbers have not been pro-rated for Aurora’s ownership interest.

	At June 30, 2020	At June 30, 2019
	Cann Group	Cann Group	Alcanna	Total
	$	$	$	$
Date obtained significant influence	Dec 11, 2017	Dec 11, 2017	Feb 14, 2018

Statement of financial position
Cash and cash equivalents	7,513	43,752	22,115	65,867
Current assets	12,760	69,620	149,835	219,455
Non-current assets	58,521	7,208	480,070	487,278

Current financial liabilities, excluding trade and other payables and provisions	—	4	22,237	22,241
Current liabilities	5,497	1,394	54,375	55,769
Non-current financial liabilities	—	—	73,364	73,364
Non-current liabilities	835	13	73,364	73,377

Statement of comprehensive loss
Revenue	1,025	—	136,424	136,424
Depreciation and amortization	(1,992)	—	(30,040)	(30,040)
Interest income	448	1,691	—	1,691
Interest expense	(83)	(21)	(22,872)	(22,893)
Income tax expense	—	—	(16,000)	(16,000)
Loss from continued operations	(15,084)	(9,276)	(37,180)	(46,456)
Loss from discontinued operations, net tax	—	—	(916)	(916)
Other comprehensive income	—	—	(2,532)	(2,532)
Total comprehensive loss	(15,084)	(9,276)	(40,628)	(49,904)

Disclosure of investments in joint ventures
The carrying value of investments in associates and joint ventures consist of:

	Cann Group	Alcanna	CTT	Capcium	TGOD	Choom	ACI	Other immaterial investments	Total
	Note 5(a)	Note 5(c)		Note 5(d)	Note 5(e)	Note 5(f)	Note 5(i)
	$	$	$	$	$	$	$	$	$
Balance, June 30, 2018	81,183	109,577	—	11,256	132,292	—	—	134	334,442
Additions	—	—	3,413	3	—	—	5,360	—	8,776
Dividend income	—	(828)	—	—	—	—	—	—	(828)
Disposition / reclassification	—	—	—	—	(130,974)	—	(5,360)	(134)	(136,468)
Share of net loss (1)	(1,520)	(5,099)	(230)	(1,406)	(1,318)	—	—	—	(9,573)
Impairment	(18,158)	(68,696)	(2,078)	—	—	—	—	—	(88,932)
Impairment reversal	—	15,643	—	—	—	—	—	—	15,643
OCI FX gain (loss)	(4,488)	353	(80)	—	—	—	—	—	(4,215)
Balance, June 30, 2019	57,017	50,950	1,025	9,853	—	—	—	—	118,845
Additions	—	—	—	—	—	1,775	—	—	1,775
Disposition / reclassification	—	(15,645)	—	—	—	—	—	—	(15,645)
Share of net income (loss)(1)	(2,930)	(7,174)	(58)	(840)	—	(532)	—	—	(11,534)
Impairment	(37,213)	(27,748)	(633)	(9,013)	—	(428)	—	—	(75,035)
OCI FX gain (loss)	43	(383)	47	—	—	1	—	—	(292)
Balance, June 30, 2020	16,917	—	381	—	—	816	—	—	18,114

(1)	Represents an estimate of the Company’s share of net loss based on the latest available information of each investee.

The following is a summary of financial information for the Company’s associates and joint ventures for the periods presented based on the latest available information of each investee. The numbers have not been pro-rated for Aurora’s ownership interest.

	At June 30, 2020	At June 30, 2019
	Cann Group	Cann Group	Alcanna	Total
	$	$	$	$
Date obtained significant influence	Dec 11, 2017	Dec 11, 2017	Feb 14, 2018

Statement of financial position
Cash and cash equivalents	7,513	43,752	22,115	65,867
Current assets	12,760	69,620	149,835	219,455
Non-current assets	58,521	7,208	480,070	487,278

Current financial liabilities, excluding trade and other payables and provisions	—	4	22,237	22,241
Current liabilities	5,497	1,394	54,375	55,769
Non-current financial liabilities	—	—	73,364	73,364
Non-current liabilities	835	13	73,364	73,377

Statement of comprehensive loss
Revenue	1,025	—	136,424	136,424
Depreciation and amortization	(1,992)	—	(30,040)	(30,040)
Interest income	448	1,691	—	1,691
Interest expense	(83)	(21)	(22,872)	(22,893)
Income tax expense	—	—	(16,000)	(16,000)
Loss from continued operations	(15,084)	(9,276)	(37,180)	(46,456)
Loss from discontinued operations, net tax	—	—	(916)	(916)
Other comprehensive income	—	—	(2,532)	(2,532)
Total comprehensive loss	(15,084)	(9,276)	(40,628)	(49,904)